The following table summarizes the changes in the number of deferred stock (Details) - Performance Shares [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding - Beginning	272,695	321,227	270,066
Weighted Average Grant Date Fair Value, Outstanding - Beginning	$ 3.91	$ 3.37	$ 4.48
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		95,631	161,107
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.33	$ 2.76
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(194,586)	(57,952)	(4,575)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.05	$ 2.81	$ 4.56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(78,109)	(86,211)	(105,371)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 3.56	$ 4.22	$ 3.90
Shares, Outstanding - Ending		272,695	321,227
Weighted Average Grant Date Fair Value, Outstanding - Ending		$ 3.91	$ 3.37